Annual Report
                                August 31, 1998

                                   Legg Mason
                                      Cash
                                    Reserve
                                     Trust



                              The Art of Investing

                             [Legg Mason Funds logo]



Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Western Asset Management Company
      Pasadena, CA

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr.
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Auditors
      Ernst &Young LLP
      Philadelphia, PA


      This fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
-------------------------------------------------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-018

To Our Shareholders,


     The Legg Mason Cash Reserve Trust now has $1.42 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

     As this letter is written, the Trust's annualized yield for the past 7 days is 4.75%* (an effective yield of 4.86% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 75 days.

     A complete listing of the Trust's portfolio holdings at August 31, 1998 appears in this report. You will note that approximately 60% of the Trust's portfolio is invested in U.S. government and government agency securities and repurchase agreements fully secured by such securities.

     You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                           Legg Mason Cash Reserve Trust
                           P.O. Box 1476
                           Baltimore, Maryland 21203-1476

     Please include your account number on any checks you send to us.

                                   Sincerely,


                                   /s/ John F. Curley, Jr.
                                   _________________________
                                   John F. Curley, Jr.
                                   Chairman

September 30, 1998




----------
*The yields shown are for past periods and are not intended to indicate future performance. An investment in the Trust is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
Legg Mason Cash Reserve Trust
August 31, 1998
(Amounts in Thousands)

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities -- 4.5%
      Associates Corporation N.A.                            6.04%          10/13/98        $ 1,000          $ 1,000
      Merrill Lynch STEERS                                   5.755%         1/25/99          16,305           16,305(A,C)
      Merrill Lynch STEERS                                   5.706%         3/23/99          18,000           18,000(A)
      Monte Rosa Capital Corporation                         5.54%          10/13/98         14,000           13,910(A)
      Structured Product Asset Return Certificate-- 1998A    5.68%          6/18/99          15,000           15,000(A,C)
                                                                                                             -------
      Total Asset-backed Securities                                                                           64,215
---------------------------------------------------------------------------------------------------------------------------

Bank Notes -- 1.8%
      First USA Bank                                         6.25%          10/9/98           4,000            4,002
      Key Bank North America                                 6%             10/7/98           6,000            6,001
      Key Bank North America                                 6.125%         2/3/99            5,000            5,011
      Morgan Guaranty Trust Company                          5.55%          2/4/99           10,000            9,997
                                                                                                             -------
      Total Bank Notes                                                                                        25,011
---------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit -- 16.4%
      ABN Amro Bank                                          5.645%         3/22/99          10,000            9,995
      American Express Centurion Bank                        5.56%          9/2/98           20,000           20,000
      American Express Centurion Bank                        5.56%          9/18/98          20,000           20,000
      Bank Boston N.A.                                       5.55%          11/24/98         20,000           20,000
      Bankers Trust Company                                  5.66%          7/13/99          25,000           24,987
      Bankers Trust Company                                  5.68%          7/23/99          25,000           24,986
      Bayerische LandesBank                                  5.81%          12/17/98          1,000            1,001(B)
      Canadian Imperial Bank of Commerce, PLC                5.705%         3/30/99           5,000            4,998(B)
      Deutsche Bank                                          5.94%          10/26/98          5,000            5,000
      Deutsche Bank                                          5.74%          4/27/99           5,000            4,998(B)
      First Chicago Bank                                     5.75%          5/10/99           5,000            4,999
      Harris Trust and Savings Bank                          5.56%          10/2/98          15,000           15,000
      Harris Trust and Savings Bank                          5.56%          10/7/98          20,000           20,000
      NationsBank Corporation                                5.58%          9/2/98           13,000           13,000
      Societe General                                        5.91%          10/15/98         20,000           19,999
      Societe General                                        5.70%          1/7/99           15,000           15,008
      Wilmington Trust Company                               5.58%          11/10/98         10,000           10,000
                                                                                                             -------
      Total Certificates of Deposit                                                                          233,971
---------------------------------------------------------------------------------------------------------------------------

Commercial Paper -- 3.7%
      Moat Funding, LLC                                      5.58%          9/11/98          20,000           19,969
      Park Avenue Recreation Corporation                     5.55%          9/17/98          10,000            9,975
      Park Avenue Recreation Corporation                     5.55%          9/22/98           7,000            6,977
      Republic Industries Fund                               5.54%          10/13/98         15,000           14,903
                                                                                                             -------
      Total Commercial Paper                                                                                  51,824
---------------------------------------------------------------------------------------------------------------------------

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 4.8%
      Chemical New York Corporation                          9.75%          6/15/99         $10,000          $10,304
      Ford Motor Credit Company                              8%             1/15/99           1,215            1,225
      Ford Motor Credit Company                              7.25%          5/15/99           4,150            4,191
      Fortune Brands, Inc.                                   9%             6/15/99           1,775            1,819
      General Electric Capital Corporation                   5.75%          11/10/98          2,000            1,999
      General Motors Acceptance Corporation                  5.70%          9/2/98            1,000            1,000
      Household Finance Company                              7.125%         4/30/99           1,000            1,009
      Household Finance Company                              6.62%          5/28/99           6,000            6,034
      International Bank for Reconstruction
        and Development                                      8.40%          11/1/98           5,000            5,021
      International Leasing and Finance Corporation          6.70%          4/30/99          10,000           10,060
      Norwest Financial Incorporated                         6.23%          9/1/98            6,555            6,555
      Norwest Financial Incorporated                         6%             10/13/98          7,000            7,001
      Portland General Electric Company                      5.52%          9/11/98           2,000            1,997
      Province of Manitoba                                   9.625%         3/15/99           9,000            9,185
      Prudential Realty Inc.                                 0%             1/15/99           1,483            1,452(D)
                                                                                                             -------
      Total Corporate and Other Bonds                                                                         68,852
---------------------------------------------------------------------------------------------------------------------------

Medium-term Notes -- 6.0%
      Boeing Capital Corporation                             5.80%          9/15/99           5,000            5,001
      Caterpillar Financial Services                         6.84%          9/15/99          15,000           15,194
      Chrysler Financial Corporation                         6.16%          7/28/99           1,500            1,507
      CIT Group Holdings                                     5.875%         12/15/98          2,000            2,001
      CIT Group Holdings                                     6.375%         5/21/99           1,000            1,004
      Ford Motor Credit Company                              7.95%          5/17/99           3,000            3,044
      General Motors Acceptance Corporation                  8.375%         1/19/99           4,890            4,936
      General Motors Acceptance Corporation                  5.95%          2/12/99           8,000            8,006
      General Motors Acceptance Corporation                  5.45%          3/1/99            2,000            1,998
      General Motors Acceptance Corporation                  6.04%          3/19/99           1,000            1,002
      Household Finance Company                              5.747%         3/8/99            3,000            3,000
      IBM Credit Corporation                                 5.80%          11/4/98           2,000            2,000
      IBM Credit Corporation                                 5.60%          6/4/99            4,000            3,997
      IBM Credit Corporation                                 5.68%          7/7/99           16,000           15,990
      International Leasing and Finance Corporation          6.27%          2/10/99           2,000            2,004
      John Deere Capital Corporation                         5.928%         9/14/98           5,000            5,000
      John Deere Capital Corporation                         6%             2/1/99            3,000            3,005
      Merrill Lynch and Co., Inc.                            6.20%          7/19/99           5,225            5,253
      NationsBank Corporation                                5.125%         9/15/98           1,500            1,500
                                                                                                             -------
      Total Medium-term Notes                                                                                 85,442
---------------------------------------------------------------------------------------------------------------------------

Time Deposits -- 0.7%
      Mellon Bank                                            5.55%          9/2/98           10,000           10,000
                                                                                                             -------
      Total Time Deposits                                                                                     10,000
---------------------------------------------------------------------------------------------------------------------------

Legg Mason Cash Reserve Trust

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 40.6%
      Fannie Mae                                             5.47%          9/22/98         $40,000          $39,872
      Fannie Mae                                             5.46%          9/25/98          19,659           19,587
      Fannie Mae                                             5.38%          11/25/98         10,000            9,873
      Fannie Mae                                             5.226%         6/15/99           4,000            3,833
      Federal Home Loan Bank                                 5.595%         3/10/99           5,000            5,000
      Freddie Mac                                            5.46%          9/1/98           47,000           47,000
      Freddie Mac                                            5.465%         9/3/98           40,000           39,988
      Freddie Mac                                            5.48%          9/4/98           25,000           24,989
      Freddie Mac                                            5.46%          9/11/98          40,000           39,939
      Freddie Mac                                            5.47%          9/14/98          38,000           37,925
      Freddie Mac                                            5.46%          9/16/98          30,000           29,932
      Freddie Mac                                            5.47%          9/17/98          69,750           69,581
      Freddie Mac                                            5.47%          9/18/98          40,000           39,897
      Freddie Mac                                            5.465%         9/23/98          12,598           12,556
      Freddie Mac                                            5.465%         9/24/98          35,000           34,878
      Freddie Mac                                            5.47%          9/25/98          27,850           27,748
      Freddie Mac                                            5.44%          10/9/98          40,000           39,770
      Freddie Mac                                            5.45%          10/9/98          35,000           34,799
      Freddie Mac                                            5.46%          10/15/98         10,000            9,933
      Freddie Mac                                            5.505%         3/12/99           5,540            5,534
      Sallie Mae                                             5.40%          2/10/99           5,000            4,996
                                                                                                             -------
      Total U.S. Government Agency Obligations                                                               577,630
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 21.7%
      J.P. Morgan Securities, Inc.
        5.85%, dated 8/31/98, to be repurchased at $308,866 on 9/1/98
        (Collateral: $95,000 Fannie Mae Medium-term Notes, 6.09% - 6.32% due
        8/13/03 - 12/20/27, value $99,037; $179,345 Federal Home Loan Bank
        Notes, 5.58% - 6.10% due 8/24/00 - 6/3/08, value $182,194; $35,390
        Federal Farm Credit Bank Medium-term Notes, 5.90% due 8/6/01, value
        $35,842)
      Total Repurchase Agreements                                                          $308,816       $  308,816
---------------------------------------------------------------------------------------------------------------------------
      Total Investments, at amortized cost and value-- 100.2%                                              1,425,761(E)
      Other Assets Less Liabilities-- (0.2%)                                                                  (3,149)
                                                                                                          ----------
      Net assets applicable to 1,422,553 shares outstanding-- 100.0%                                      $1,422,612
                                                                                                          ==========
      Net asset value per share                                                                                $1.00
                                                                                                               =====
-----------------------------------------------------------------------------------------------------------------------

      (A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.

      (B) Yankee Certificates of Deposit -- Dollar-denominated Certificates of Deposit issued in the U.S. by foreign entities.

      (C) The rate of interest earned on this security is tied to the London Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at August 31, 1998.

      (D) Zero-coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

      (E) Also represents cost for federal income tax purposes.

      See notes to financial statements.

Statement of Operations
Legg Mason Cash Reserve Trust
For the Year Ended August 31, 1998
(Amounts in Thousands)


      ----------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                                          $74,042

Expenses:
      Management fee                                                       $6,285
      Distribution fee                                                      1,299
      Transfer agent and shareholder servicing expense                      1,916
      Audit and legal fees                                                    108
      Custodian fee                                                           216
      Registration fees                                                       137
      Reports to shareholders                                                 169
      Trustees' fees                                                           22
      Other expenses                                                           58
                                                                           ------
        Total expenses                                                                   10,210
                                                                                        -------

      Net Investment Income                                                              63,832
      Net Realized Gain on Investments                                                       42
      -----------------------------------------------------------------------------------------
      Change in Net Assets Resulting from Operations                                    $63,874
                                                                                        =======

               -------------------------------------------------


Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust
(Amounts in Thousands)






                                                                     For the Years Ended August 31,
                                                                   ---------------------------------
                                                                         1998            1997
      ----------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                                           $   63,832     $   60,327
      Net realized gain on investments                                        42            324
                                                                      ----------     ----------
      Change in net assets resulting from operations                      63,874         60,651
      Distributions to shareholders from net investment income           (63,832)       (60,327)
      Change in net assets from Trust share transactions                  79,931        117,834
                                                                      ----------     ----------
      Change in net assets                                                79,973        118,158

Net Assets:
      Beginning of year                                                1,342,639      1,224,481
      ----------------------------------------------------------------------------------------------
      End of year                                                     $1,422,612     $1,342,639
                                                                      ==========     ==========

      See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                      Investment Operations
                              ------------------------------------
                                                                    Distributions
                   Net Asset              Net Realized    Total         From       Net Asset
                     Value,       Net         Gain         From          Net         Value,
                   Beginning  Investment    (Loss) on   Investment   Investment      End of
                    of Year     Income     Investments  Operations     Income         Year
----------------------------------------------------------------------------------------------
Years Ended Aug. 31,
  1998               $1.00       $.05          Nil         $.05        $(.05)        $1.00
  1997                1.00        .05          Nil          .05         (.05)         1.00
  1996                1.00        .05          Nil          .05         (.05)         1.00
  1995                1.00        .05          Nil          .05         (.05)         1.00
  1994                1.00        .03         (Nil)         .03         (.03)         1.00
----------------------------------------------------------------------------------------------


                                    Ratios/Supplemental Data
                          ---------------------------------------------
                                                 Net          Net
                                              Investment     Assets,
                                   Expenses     Income       End of
                          Total   to Average  to Average      Year
                          Return  Net Assets  Net Assets  (in millions)
-----------------------------------------------------------------------
Years Ended Aug. 31,
  1998                     4.96%      .78%       4.86%        $1,423
  1997                     4.84%      .75%       4.73%         1,343
  1996                     4.92%      .70%       4.81%         1,224
  1995                     5.08%      .71%       5.03%         1,153
  1994                     3.08%      .72%       3.05%           786
-----------------------------------------------------------------------



See notes to financial statements.




                         -----------------------------


Notes to Financial Statements
Legg Mason Cash Reserve Trust
(Amounts in Thousands)

      -------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders
           Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 1998, dividends payable of $2,527 were accrued.

      -------------------------------------------------------------------------
      Investment Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At August 31, 1998, payables for securities purchased but not yet received were $31,952.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions with Affiliates:
           The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $557 were payable to LMFA at August 31, 1998.
           Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the year ended August 31, 1998, the advisory fee was $1,886.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets, however, Legg Mason has agreed to limit such fees paid by the Trust to 0.10% through January 10, 1999. Distribution and service fees of $135 were payable to the distributor at August 31, 1998.
           Legg Mason also has an agreement with the Trust's transfer agent to assist it with certain of its duties. For this assistance, Legg Mason was paid $550 by the transfer agent for the year ended August 31, 1998.
           The Adviser, LMFA and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:
           The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 1998, net assets consisted of paid-in capital of $1,422,553 and accumulated net realized gain of $59. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                    Reinvestment
                                        Sold      of Distributions    Repurchased    Net Change
      ------------------------------------------------------------------------------------------
      Year Ended August 31, 1998     $4,532,879        $62,048       $(4,514,996)     $ 79,931
      Year Ended August 31, 1997      4,783,717         58,446        (4,724,329)      117,834

Report of Ernst & Young LLP, Independent Auditors



To the Trustees and Beneficial Shareholders
Legg Mason Cash Reserve Trust:

     We have audited the accompanying statement of net assets of the Legg Mason Cash Reserve Trust (the "Trust") as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Cash Reserve Trust at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
September 21, 1998

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